SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF GEOGRAPHICAL INFORMATION IN NON-CURRENT ASSETS

Non-current assets (excluding investment in the associate) information based on the location of assets are as follows:

	2021	2022
	S$	S$

Malaysia	1,985,738	1,751,773
Singapore	542,076	741,999
Total	2,527,814	2,493,772